Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies [Abstract]
Estimated useful life
Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3 years
Laboratory equipment	5 years
Leasehold improvements/furniture	5 years

Reconciliation of Operating Lease Obligations as Previously Disclosed to Lease Obligations Recognized on Initial Application of IFRS 16
The following table reconciles the Company’s operating lease obligations at December 31, 2018, as previously disclosed in the Company’s consolidated financial statements on Form 20-F, to the lease obligations recognized on initial application of IFRS 16 at January 1, 2019.

(in CHF thousands)
Operating lease commitments at December 31, 2018	861
Discounted using the incremental borrowing rate at January 1, 2019	847
Recognition exemption for short-term leases	(535)
Recognition exemption for leases of low value	—
Extension options reasonably certain to be exercised	1,873
Lease obligation recognized at January 1, 2019	2,185

Estimated Lease Term by Right-of-use Asset Categories	The estimated lease term by right-of-use asset categories are as follows:
Buildings	5 years
Office equipmen	5 years
IT equipment	5 years